Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Income Taxes [Line Items]
Beginning of year balance	$ 83	$ 88	$ 227
Increases based on current period tax positions	5	8	9
Increases based on prior period tax positions	24		2
Decreases based on prior period tax positions	(4)	(5)	(17)
Decreases related to settlements with tax authorities	(33)	(4)	(131)
Decreases related to a lapse of applicable statute of limitation	(1)	(4)	(2)
End of Year Balance	$ 74	$ 83	$ 88